Document and Entity Information	Sep. 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000866829
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	HORNBECK OFFSHORE SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32936
Entity Tax Identification Number	95-3409686
Entity Address, Address Line One	103 Northpark Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Covington
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70433
City Area Code	(985)
Local Phone Number	727-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	HOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false